FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Carrying Amounts of Financial Liability	CAD 8,385	CAD 4,858
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Carrying Amounts of Financial Liability	5,685	3,655
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Carrying Amounts of Financial Liability	1,778	353
Fixed interest rates under derivative contracts, portion of underlying instrument	100	100
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Carrying Amounts of Financial Liability	CAD 7,463	CAD 4,008